Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 76,183	$ 54,940
Additions	172,168	102,575
Disposals	(109,795)	(82,193)
Unrealized capital gain/(loss) - investments	(239)	861
At end of year	$ 138,317	$ 76,183